UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
 THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from August 1, 2018 to August 31, 2018
Commission File Number of issuing entity:  333-208642-02
Central Index Key Number of issuing entity:  0001725617

BMW VEHICLE OWNER TRUST 2018-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-208642
Central Index Key Number of depositor:  0001136586

BMW FS SECURITIES LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

Mathew Morgenstern, (201) 307-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
 (State or other jurisdiction of incorporation or organization of the issuing entity)

81-3675006
22-2013053
(I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, New Jersey (Address of principal executive offices of the issuing entity)	07677 (Zip Code)

201-307-4000
 (Telephone number including area code)

Not Applicable
 (Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1 Notes	☐	☐	☒
Fixed Rate Class A-2a Notes	☐	☐	☒
Floating Rate Class A-2b Notes	☐	☐	☒
Fixed Rate Class A-3 Notes	☐	☐	☒
Fixed Rate Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION
Item 1.  Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the assets of BMW Vehicle Owner Trust 2018-A is set forth in the Statement relating to the September 25, 2018 distribution, which is attached as Exhibit 99.1.
There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Owner Trust 2018-A for the distribution period commencing on August 1, 2018 and ending on August 31, 2018.  BMW Financial Services NA, LLC (Central Index Key Number: 0001541188), as securitizer, most recently filed a Form ABS-15G on February 9, 2018 with respect to all asset-backed securities sponsored by it.
Item 1A.    Asset-Level Information.
The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by BMW Vehicle Owner Trust 2018-A on September 28, 2018 with respect to the distribution period commencing on August 1, 2018 and ending on August 31, 2018 are hereby incorporated by reference into this Form 10-D.
PART II — OTHER INFORMATION
Item 10.  Exhibits.
Exhibit 99.1	Statement relating to the September 25, 2018 distribution.
Exhibit 102
Asset Data File for the distribution period commencing on August 1, 2018 and ending on August 31, 2018 (included in Exhibit 102 to the Form ABS-EE filed by BMW Vehicle Owner Trust 2018-A with the Commission on September 28, 2018, which is incorporated by reference herein).

Exhibit 103
Asset Related Document for the distribution period commencing on August 1, 2018 and ending on August 31, 2018 (included in Exhibit 103 to the Form ABS-EE filed by BMW Vehicle Owner Trust 2018-A with the Commission on September 28, 2018, which is incorporated by reference herein).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: September 28, 2018
BMW VEHICLE OWNER TRUST 2018-A
 (Issuing Entity)

By:  BMW Financial Services NA, LLC,
solely as servicer
By:    /s/ Stefan Kramer
        Name:     Stefan Kramer
        Title:         Vice President – Finance & CFO